Inventory	12 Months Ended
Dec. 31, 2014
Inventory [Abstract]
Inventory

Note 3 - Inventory

Inventory consists of Power Oxidizer parts used interchangeably as raw materials and as spare parts for the EC 250 units installed to date. Inventory totaled $53,000 and $29,000 as of December 31, 2014 and 2013 respectively. The Company had no inventory reserve during 2014 or 2013.